091-23895

For Internal Use Only
Sec File No. 9-

SEC Mail Processing Section
DEC 26 2017
Washington DC

Submit 1 Original
and 9 Copies

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**UNITED STATES**
**SECURITIES AND EXCHANGE COMMISSION**
**Washington, D.C. 20549**

# FORM 19b-4(e)

**Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934**

**READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM**

**Part I** **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
Chicago Stock Exchange, Inc.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
Trust

17019732

3. Class of New Derivative Securities Product:
Ownership of the Trust

4. Name of Underlying Instrument:
James Biblically Responsible Investment ETF

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
Narrow-Based

6. Ticker Symbol(s) of New Derivative Securities Product:
JBRI

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
Various

8. Settlement Methodology of New Derivative Securities Product:
See Prospectus

9. Position Limits of New Derivative Securities Product (if applicable):
See Prospectus

**Part II** **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Michael J. Cardin

Title:
Director
Member Regulation Department

Securities and Exchange Commission
Trading and Markets
DEC 26 2017
RECEIVED

Telephone Number:
312-663-2204

Manual Signature of Official Responsible for Form:
Michael J. Cardin

Date:
December 21, 2017

| | |
|---|---|
| Act | Securities Exchange Act of 1934 |
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | DEC 26 2017 |

SEC 2449 (6-01)

CHX | CHICAGO STOCK EXCHANGE

SEC
Mail Processing
Section

DEC 26 2017

Washington DC
415

December 21, 2017

**By UPS**

Claudette Ransom
Division of Trading and Markets
Securities and Exchange Commission
100 F Street NE – Stop 7010
Washington, DC 20549

**Re: Form 19b-4(e) for exchange traded product**

Dear Ms. Ransom:

Pursuant to Rule 19b-4(e) of the Securities Exchange Act of 1934, I enclose for filing an original and four copies of the Form 19b-4(e) relating to the following exchange traded product:

| | |
|---|---|
| JBRI | James Biblically Responsible Investment ETF |

If you have any questions about this filing, please contact the undersigned at (312) 663-2204 or Kevin Curtin at (312) 663-2252.

Sincerely,

Michael J. Cardin
Director
Member Regulation Department

Enclosures

Securities and Exchange Commission
Trading and Markets

DEC 26 2017

RECEIVED